UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2007

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  028-00288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister, Atlanta, GA   August 2, 2007


Report Type (Check only one.):

[     ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[  X  ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 83

Form 13F Information Table Value Total: 14,726,631 (x 1,000)



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   425079 7937986.000SH     SOLE              6554301.000       1383685.000
                                                             40591 758000.000SH      OTHER                                758000.000
Allergan Inc Com               COM              018490102   421751 7316995.000SH     SOLE              6026955.000       1290040.000
                                                             40636 705000.000SH      OTHER                                705000.000
American Express Co            COM              025816109   496220 8110818.000SH     SOLE              6694440.000       1416378.000
                                                             47231 772000.000SH      OTHER                                772000.000
American Int'l Group           COM              026874107   189910 2711838.000SH     SOLE              2243498.000        468340.000
                                                             19258 275000.000SH      OTHER                                275000.000
Apple Inc Com                  COM              037833100   461449 3781131.000SH     SOLE              3120756.000        660375.000
                                                             44911 368000.000SH      OTHER                                368000.000
Baker Hughes Inc               COM              057224107   410810 4883041.000SH     SOLE              4034469.000        848572.000
                                                             38868 462000.000SH      OTHER                                462000.000
Berkshire Hathaway Inc-Cl A    COM              084670108      657    6.000 SH       SOLE                    6.000
Caterpillar Inc                COM              149123101   268317 3426779.000SH     SOLE              2831589.000        595190.000
                                                             25056 320000.000SH      OTHER                                320000.000
Cisco Sys Inc Com              COM              17275R102   201398 7231522.000SH     SOLE              5909667.000       1321855.000
                                                             16515 593000.000SH      OTHER                                593000.000
Coca-Cola Co                   COM              191216100   528956 10111961.000SH    SOLE              8340771.000       1771190.000
                                                             52938 1012000.000SH     OTHER                               1012000.000
Colgate-Palmolive Co           COM              194162103   200381 3089927.000SH     SOLE              2551176.000        538751.000
                                                             18936 292000.000SH      OTHER                                292000.000
ConocoPhillips                 COM              20825C104      345 4400.000 SH       SOLE                 4400.000
Costco Wholesale Corp-New      COM              22160K105   447509 7647114.000SH     SOLE              6316920.000       1330194.000
                                                             41315 706000.000SH      OTHER                                706000.000
Devon Energy Corp New Com      COM              25179M103   393665 5028285.000SH     SOLE              4149930.000        878355.000
                                                             36483 466000.000SH      OTHER                                466000.000
Disney, Walt Co                COM              254687106      215 6296.000 SH       SOLE                 6296.000
Electronic Arts, Inc.          COM              285512109   171694 3628364.000SH     SOLE              2971019.000        657345.000
                                                             11593 245000.000SH      OTHER                                245000.000
Emerson Elec Co Com            COM              291011104   395053 8441296.000SH     SOLE              6971796.000       1469500.000
                                                             33556 717000.000SH      OTHER                                717000.000
Exxon Mobil Corp               COM              30231G102     1411 16820.000SH       SOLE                16820.000
Fedex Corp                     COM              31428X106   135056 1217046.000SH     SOLE               999151.000        217895.000
                                                             12540 113000.000SH      OTHER                                113000.000
Fluor Corp New Com             COM              343412102   109424 982530.000SH      SOLE               834145.000        148385.000
Genentech, Inc.                COM              368710406   139775 1847411.000SH     SOLE              1535645.000        311766.000
                                                             13619 180000.000SH      OTHER                                180000.000
General Electric Co            COM              369604103   610775 15955481.000SH    SOLE             13172396.000       2783085.000
                                                             59028 1542000.000SH     OTHER                               1542000.000
Gilead Sciences Inc Com        COM              375558103   286188 7375997.000SH     SOLE              6083657.000       1292340.000
                                                             27082 698000.000SH      OTHER                                698000.000
Google Inc Cl A                COM              38259P508   719409 1376332.000SH     SOLE              1138821.000        237511.000
                                                             70565 135000.000SH      OTHER                                135000.000
Halliburton Co Com             COM              406216101   474739 13760551.000SH    SOLE             11379195.000       2381356.000
                                                             44954 1303000.000SH     OTHER                               1303000.000
Hewlett Packard Co Com         COM              428236103   464929 10419746.000SH    SOLE              8595376.000       1824370.000
                                                             40470 907000.000SH      OTHER                                907000.000
Intel Corp                     COM              458140100   149511 6297871.000SH     SOLE              5028306.000       1269565.000
                                                             13508 569000.000SH      OTHER                                569000.000
International Business Machine COM              459200101      495 4700.000 SH       SOLE                 4700.000
Johnson & Johnson              COM              478160104     1719 27894.000SH       SOLE                27894.000
Kohls Corp Com                 COM              500255104      224 3150.000 SH       SOLE                 3150.000
McDonald's Corp                COM              580135101   379344 7473300.000SH     SOLE              6176454.000       1296846.000
                                                             34771 685000.000SH      OTHER                                685000.000
Mcgraw Hill Cos Inc Com        COM              580645109   364174 5349220.000SH     SOLE              4419910.000        929310.000
                                                             34721 510000.000SH      OTHER                                510000.000
Medtronic Inc                  COM              585055106     1548 29850.000SH       SOLE                11150.000         18700.000
Merck & Co Inc                 COM              589331107   457728 9191330.000SH     SOLE              7614345.000       1576985.000
                                                             43575 875000.000SH      OTHER                                875000.000
Merrill Lynch & Co Inc Com     COM              590188108   189614 2268655.000SH     SOLE              1851805.000        416850.000
                                                             12286 147000.000SH      OTHER                                147000.000
Microsoft Corp                 COM              594918104     1171 39750.000SH       SOLE                39750.000
Nike Inc Class B               COM              654106103   281579 4830655.000SH     SOLE              3985569.000        845086.000
                                                             26755 459000.000SH      OTHER                                459000.000
Nokia Corp Sponsored ADR       COM              654902204      450 16000.000SH       SOLE                16000.000
Novartis A G Sponsored ADR     COM              66987V109     1239 22100.000SH       SOLE                 1600.000         20500.000
Paychex Inc.                   COM              704326107   340384 8701034.000SH     SOLE              7201774.000       1499260.000
                                                             34778 889000.000SH      OTHER                                889000.000
Pepsico Inc                    COM              713448108   503886 7770026.000SH     SOLE              6408775.000       1361251.000
                                                             46951 724000.000SH      OTHER                                724000.000
Procter & Gamble Co            COM              742718109   578526 9454577.000SH     SOLE              7800982.000       1653595.000
                                                             54153 885000.000SH      OTHER                                885000.000
Qualcomm Inc Com               COM              747525103   549853 12672347.000SH    SOLE             10459494.000       2212853.000
                                                             51374 1184000.000SH     OTHER                               1184000.000
Research In Motion             COM              760975102   506903 2534642.000SH     SOLE              2111387.000        423255.000
                                                             50797 254000.000SH      OTHER                                254000.000
Schlumberger                   COM              806857108   620751 7308111.000SH     SOLE              6043130.000       1264981.000
                                                             66593 784000.000SH      OTHER                                784000.000
State Str Corp Com             COM              857477103      383 5600.000 SH       SOLE                 5600.000
Stryker Corp Com               COM              863667101   448174 7103724.000SH     SOLE              5862472.000       1241252.000
                                                             40945 649000.000SH      OTHER                                649000.000
Walgreen Co Com                COM              931422109   133664 3069897.000SH     SOLE              2537722.000        532175.000
                                                             12844 295000.000SH      OTHER                                295000.000